Commitments and Contingencies (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Nov. 14, 2016	Mar. 22, 2016	Jan. 08, 2016	Dec. 28, 2015	Apr. 28, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Rent expense							$ 645,477	$ 694,899
Litigation settlement amount						$ 95,000
Negotiated payment						250,000
Demand for payment to maintain access to the facility				$ 2,300,000
Estimated contract termination costs							$ 250,000
Environmental remediation expense paid	$ 295,000
Environmental remediation expense	335,000
Remaining environmental remediation expense	$ 40,000
Maximum [Member]
Damages paid value				2,000,000
Environmental remediation liabilities						2,000,000
Minimum [Member]
Damages paid value				$ 0
Environmental remediation liabilities						$ 1,000,000
GlyEco Acquisition Corp. #4 [Member] | Litigation Case Wastewater Permit [Member]
Litigation settlement amount					$ 1,000
Name of the plantiff					Passaic Valley Sewerage Commission.
Domicile of litigation					Superior Court of New Jersey Chancery Division located in Essex County.
GlyEco Acquisition Corp. #4 [Member] | Litigation Case Significant Outstanding [Member]
Name of the plantiff			Onyxx Group LLC.
Domicile of litigation			Circuit Court of Hillsborough County, Florida.
GlyEco Acquisition Corp. #4 [Member] | Litigation Case Significant Outstanding [Member]
Name of the plantiff		Encore Petroleum, LLC.
Domicile of litigation		Superior Court of New Jersey Law Division, Hudson County.